Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Liabilities [Abstract]
Book overdrafts	$ 53.6	$ 63.0
Dividends payable, current	$ 116.3	$ 115.2